Note 12 - Income Taxes - Income Tax Benefit and Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2019	Aug. 21, 2020
Current tax expense			$ (3,176)	$ 0
Deferred tax expense			(1,047)	2,535
Income tax expense	$ 1,420	$ 0	$ (4,223)	$ 2,535	$ 0	$ 0	$ 0	$ 0